AXP(R)
Global
Growth Fund
2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
   Express(R)
Funds

(icon of) compass

AXP Global Growth Fund seeks to provide shareholders with long-term capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS (R) (logo)

It's a Big World  After All
No one needs to be told that the world is changing rapidly. For example, some years ago U.S. stocks accounted for about two-thirds of the total value of stocks worldwide. Today, that figure is down to about one-third, as many foreign stock markets have enjoyed explosive growth. AXP Global Growth Fund seeks to take advantage of that trend by investing in companies throughout the world, not just the United States. For the most part, these are foreign companies involved in essential businesses such as infrastructure creation, finance and environmental clean-up. As they prosper, AXP Global Growth Fund offers investors the potential to prosper along with them.

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                        3
From the Portfolio Manager               3
Fund Facts                               5
The 10 Largest Holdings                  6
Making the Most of the Fund              7
The Fund's Long-term Performance         8
Independent Auditors' Report (Fund)      9
Financial Statements (Fund)             10
Notes to Financial Statements (Fund)    13
Independent Auditors' Report
   (Portfolio)                          20
Financial Statements (Portfolio)        21
Notes to Financial Statements
   (Portfolio)                          23
Investments in Securities               26
Federal Income Tax Information          29

AXP GLOBAL GROWTH FUND

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through the retirement plan of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson


(picture of) Richard Leadem
Richard Leadem
Portfolio manager

From the Portfolio Manager
Substantial swings in stock markets around the world made for a volatile 12 months for AXP Global Growth Fund. In the end, though, the Fund finished in positive territory, generating a return of 4.74% (Class A shares, excluding the sales charge) for the fiscal year -- November 1999 through October 2000.

Against a positive backdrop of expanding economic growth (especially in the U.S.), healthy corporate profits and low inflation, stocks in the major markets were already on the move when the period began. Spurred by increasing excitement about the potential for the Internet, the markets gathered momentum through the end of 1999.

ANNUAL REPORT - 2000

NEW YEAR, NEW MOOD
The new year, however, brought with it a new mood in the markets. Concerns about potentially higher inflation and higher interest rates surfaced, and investors began to question whether the sky-high price levels on some stocks, particularly technology-related issues, could be sustained much longer. The result over the spring and summer was a tug of war between the positive and negative forces -- with stocks in the middle. In the fall, a winner finally emerged, as stocks were pulled into a sharp two-month decline. The Fund's performance followed a similar pattern, as a substantial early gain was eroded late in the period.

On a regional basis, the bulk of the Fund's investments were in North America (mainly the U.S.) and Europe (the United Kingdom, France, Germany and Italy). The U.S. provided the best overall results, thanks largely to good stock selection among high-quality technology and pharmaceutical stocks. I gradually increased investments in North America over the 12 months, bringing the exposure to that region to nearly 50% of the portfolio by period-end.

Although holdings in Europe performed reasonably well, returns were diluted by an ongoing decline in the euro, Europe's common currency. I also maintained a relatively small investment in Japan, where a lackluster stock market and poor stock picks detracted from performance. I reduced investments in those regions during the period.

Looking toward the new fiscal year, economic growth in the U.S. and Europe is moderating but still solid, while in Japan economic recovery remains in place. Equally important, while the U.S. labor market remains tight and energy costs high, it seems likely that the Federal Reserve will refrain from raising interest rates over the near term and may even cut rates next year. Barring a major change in those conditions, I'm optimistic about the potential for high-quality growth stocks in the U.S. and Europe, which remain the primary focus of the Fund.


Richard Leadem

AXP GLOBAL GROWTH FUND

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 2000                                                       $8.74
Oct. 31, 1999                                                       $9.18
Decrease                                                            $0.44

Distributions -- Nov. 1, 1999 - Oct. 31, 2000
From income                                                         $0.29
From long-term capital gains                                        $0.71
Total distributions                                                 $1.00
Total return**                                                     +4.74%

Class B -- 12-month performance (All figures per share) Net asset value (NAV)
Oct. 31, 2000                                                       $8.53
Oct. 31, 1999                                                       $9.01
Decrease                                                            $0.48

Distributions -- Nov. 1, 1999 - Oct. 31, 2000
From income                                                         $0.25
From long-term capital gains                                        $0.71
Total distributions                                                 $0.96
Total return**                                                     +3.89%

Class C-- June 26, 2000* - Oct. 31, 2000
(All figures per share)
Net asset value (NAV)
Oct. 31, 2000                                                       $8.54
June 26, 2000*                                                      $9.57
Decrease                                                            $1.03

Distributions -- June 26, 2000* - Oct. 31, 2000
From income                                                          $ --
From long-term capital gains                                         $ --
Total distributions                                                  $ --
Total return**                                                     -10.76%***

Class Y -- 12-month performance (All figures per share) Net asset value (NAV)
Oct. 31, 2000                                                       $8.76
Oct. 31, 1999                                                       $9.20
Decrease                                                            $0.44

Distributions -- Nov. 1, 1999 - Oct. 31, 2000
From income                                                         $0.30
From long-term capital gains                                        $0.71
Total distributions                                                 $1.01
Total return**                                                     +4.86%

  *  Inception date.
 ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
***  The total return for Class C is not annualized.

ANNUAL REPORT - 2000

The 10 Largest Holdings
                                           Percent               Value
                                       (of net assets)   (as of Oct. 31, 2000)
 Vodafone Group (United Kingdom)             4.15%           $80,979,137
 General Electric (United States)            3.31             64,684,231
 Citigroup (United States)                   3.13             61,051,999
 EMC (United States)                         2.81             54,761,858
 Microsoft (United States)                   2.70             52,742,409
 Merrill Lynch (United States)               2.69             52,564,820
 Marconi (United Kingdom)                    2.67             52,171,360
 Pfizer (United States)                      2.36             46,119,499
 Fannie Mae (United States)                  2.32             45,355,618
 American Intl Group (United States)         2.19             42,649,306

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."


(icon of) pie chart
The 10 holdings listed here make up 28.33% of net assets

AXP GLOBAL GROWTH FUND

Making the Most of the Fund
BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
_______________________________________________________________________________

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
_______________________________________________________________________________

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
_______________________________________________________________________________
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o  your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2000

The Fund's Long-term Performance

               How your $10,000 has grown in AXP Global Growth Fund

$40,000


$30,000

                                                   Lipper Global Funds Index
                                                             X
                                                                       $25,439
                                                             AXP Global Growth
                                                                  Fund Class A
$20,000

                                              X
                                    MSCI ALL Country
                                    World Free Index
$9,425

(The printed version of this chart contains a line graph with three lines corresponding to the two Indexes and Fund noted above.)


'90     '91     '92    '93    '94    '95     '96     '97    '98     '99     '00

Average Annual Total Returns (as of Oct. 31, 2000)
                    1 year       5 years  10 years (A)   Since inception (B&Y)
Class A             -1.28%       +11.67%      +9.79%                --%
Class B             +0.11%       +12.00%         --%            +12.35%*
Class Y             +4.86%       +13.16%         --%            +13.48%*

* Inception date was March 20, 1995.

Assumes: Holding period from 11/1/90 to 10/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $8,255. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's totalreturn compared to two widely cited unmanaged performance indexes, the Morgan Stanley Capital International
(MSCI) All Country World Free Index and the Lipper Global Funds Index. In comparing AXP Global Growth Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes. Class C became effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum 5.75%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Morgan Stanley Capital International (MSCI) All Country World Free Index, an unmanaged index, is compiled from a composite of securities markets of 47 countries, including Canada, the United States and 26 emerging market countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Global Funds Index, an unmanaged index published by Lipper, Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP GLOBAL GROWTH FUND

The  financial   statements   contained  in  Post-Effective   Amendment  #35  to
Registration Statement No. 33-25824 filed on or about December 22, 2000, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Global Growth Fund
Fiscal year ended Oct. 31, 2000

Class A
Income distribution taxable as dividend income, 38.98% qualifying for deduction by corporations.

Payable date                                                    Per share
Dec. 23, 1999                                                    $0.29505

Capital gain distribution taxable as long-term capital gain.

Payable date                                                    Per share
Dec. 23, 1999                                                    $0.70535
Total distributions                                              $1.00040

The distribution of $1.00040 per share, payable Dec. 23, 1999, consisted of $0.04407 derived from net investment income, $0.25098 from net short-term capital gains (a total of $0.29505 taxable as dividend income) and $0.70535 from net long-term capital gains.

Class B
Income distribution taxable as dividend income, 38.98 % qualifying for deduction by corporations.

Payable date                                                    Per share
Dec. 23, 1999                                                    $0.25098

Capital gain distribution taxable as long-term capital gain.

Payable date                                                    Per share
Dec. 23, 1999                                                    $0.70535
Total distributions                                              $0.95633

The distribution of $0.95633 per share, payable Dec. 23, 1999, consisted of $0.25098 from net short-term capital gains and $0.70535 from net long-term capital gains.

ANNUAL REPORT - 2000

Class Y
Income distribution taxable as dividend income, 38.98 % qualifying for deduction by corporations.

Payable date                                                    Per share
Dec. 23, 1999                                                    $0.30627

Capital gain distribution taxable as long-term capital gain.

Payable date                                                    Per share
Dec. 23, 1999                                                    $0.70535
Total distributions                                              $1.01162

The distribution of $1.01162 per share, payable Dec. 23, 1999, consisted of $0.05529 derived from net investment income, $0.25098 from net short-term capital gains (a total of $0.30627 taxable as dividend income) and $0.70535 from net long-term capital gains.

AXP GLOBAL GROWTH FUND

American
   Express(R)
Funds

AXP Global Growth Fund
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AMERICAN
EXPRESS (R) (logo)

S-6334 R (12/00)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.